Stock Options	9 Months Ended
Sep. 30, 2022
Stock Options

14.	Stock Options

The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013. The Incentive Plan permits grants of stock options (including incentive stock options and nonqualified stock options), stock appreciation rights, restricted stock awards and other stock-based awards.

The Incentive Plan authorizes the following types of awards:

●	incentive stock options and nonqualified stock options to purchase common stock at a set price per share;

●	stock appreciation rights (“SARs”) to receive upon exercise common stock or cash equal to the appreciation in value of a share of Common Stock;

●	restricted stock, which are shares of common stock granted subject to a restriction period and/or a condition which, if not satisfied, may result in the complete or partial forfeiture of the shares;

●	other stock-based awards, which provide for awards denominated in or payable in, valued in whole or in part by reference to, or otherwise based on or related to, shares of common stock of the Company, which may include performance shares or options and restricted stock units which provide for shares to be issued or cash to be paid upon the lapse of predetermined restrictions.

Under the 2013 Plan, the maximum number of shares of authorized stock that may be delivered is 10% of the total number of shares of common stock issued and outstanding of the Company as determined on the applicable date of grant of an award under the 2013 Plan. Under the 2013 Plan, the exercise price of each option (or other stock-based award) shall not be less than the market price of the Company’s stock as calculated immediately preceding the day of the grant. The vesting schedule for each option or other stock-based award shall be specified by the Board of Directors at the time of grant. The maximum term of options or other stock-based award granted is ten years or such lesser time as determined by the Board of Directors at the time of grant.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

14.	Stock Options (continued)

A continuity of the Company’s outstanding stock options for the nine months ended September 30, 2022 and the year ended December 31, 2021 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2020	11,900,000	0.11
Granted	450,000	0.32
Exercised	(3,910,000)	0.11
Expired	(150,000)	0.18
Cancelled	(650,000)	0.16
Outstanding, December 31, 2021	7,640,000	$0.12
Granted	2,560,000	0.22
Exercised	(785,000)	0.09
Outstanding, September 30, 2022	9,415,000	$0.15

At September 30, 2022 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
1,750,000	0.12	October 24, 2023	1,750,000
3,800,000	0.13	September 19, 2024	3,800,000
640,000	0.06	July 31, 2025	640,000
415,000	0.07	December 17, 2022	415,000
2,560,000	0.22	July 26, 2025	1,400,000
250,000	0.28	June 6, 2026	250,000
9,415,000			8,255,000

As at September 30, 2022, the weighted average remaining contractual life of outstanding stock options is 2.04 years.

For the nine months ended September 30, 2022, the Company recognized $305,196 (2021 - $124,391) in stock-based compensation expense for options granted and vested. At September 30, 2022, the Company has $167,497 (2021 - $Nil) in unrecognized compensation expense related to stock options.

During the nine months ended September 30, 2022, 785,000 options with exercise prices ranging from $0.10 CAD - $0.16 CAD (approximately $0.07 - $0.12 USD) were exercised for gross proceeds of $92,637 CAD (US$71,343). $36,500 CAD ($28,071 USD) was settled through cash and $56,137 CAD (US$43,272) was settled through reductions of debt owed to the option holder.

The fair values for stock options granted have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2022	2021
Risk-free interest rate	3.05%	33.00 – 79.00%
Expected life (years)	3	3 - 5
Expected volatility	175%	245 - 257%
Dividend yield	0%	0%
Weighted average fair value per share	0.22	$0.24

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)